Subsequent Events (Details) - Subsequent event $ in Millions	Aug. 31, 2022 USD ($) rig
Subsequent Event [Line Items]
Non-binding offer received for certain assets, number of jackup rigs involved | rig	7
Minimum
Subsequent Event [Line Items]
Non-binding offer received for certain assets, expected consideration if accepted	$ 645
Maximum
Subsequent Event [Line Items]
Non-binding offer received for certain assets, expected consideration if accepted	$ 700